Research and development costs (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Research and development expenditures expensed	€ 1,226	€ 1,305	€ 1,448
Total Research and development costs	2,979	3,612	3,051
Capitalised development expenditure
Disclosure of detailed information about intangible assets [line items]
Amortization of capitalized development expenditures	1,250	1,358	1,456
Impairment and write-off of capitalized development expenditures	€ 503	€ 949	€ 147